Acquisitions and divestments, acquisitions (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Acquisitions [line items]
Increase in property plant and equipment				$ 3,745
Equity accounted investments	$ 2,670	$ 2,640		2,670	$ 2,551	$ 2,230
Exploration & Production Norway (E&P) [member]
Acquisitions [line items]
Equity accounted investments	1,120			1,120		1,143
Marketing, Midstream and Processing (MMP) [Member]
Acquisitions [line items]
Equity accounted investments	123			123		127
Exploration & Production (E&P) International [member]
Acquisitions [line items]
Equity accounted investments	233			233		232
Other segment [member]
Acquisitions [line items]
Equity accounted investments	$ 1,194			$ 1,194		$ 727
Martin Linge field and Garantiana discovery [Member] | Exploration & Production Norway (E&P) [member]
Acquisitions [line items]
Total purchase price		1,541
Increase in property plant and equipment		1,418
Increase in intangible assets		116
Goodwill		265
Increase in deferred tax liability		265
Increase in other assets		$ 7
The Martin Linge field [Member] | Exploration & Production Norway (E&P) [member]
Acquisitions [line items]
Percentage of share acquired		51.00%
The Martin Linge field [Member] | Exploration & Production Norway (E&P) [member] | Minimum [member]
Acquisitions [line items]
Ownership interest in associate			19.00%
The Martin Linge field [Member] | Exploration & Production Norway (E&P) [member] | Maximum [member]
Acquisitions [line items]
Ownership interest in associate			70.00%
Garantiana discovery [Member] | Exploration & Production Norway (E&P) [member]
Acquisitions [line items]
Percentage of share acquired		40.00%
Cobalt's North Platte interest in the Gulf of Mexico [Member] | Exploration & Production (E&P) International [member]
Acquisitions [line items]
Exploration assets acquired		$ 246
Cobalt's North Platte interest in the Gulf of Mexico [Member] | Exploration & Production (E&P) International [member] | Maximum [member]
Acquisitions [line items]
Contingent payments		$ 20
Cobalt's North Platte interest in the Gulf of Mexico [Member] | Exploration & Production (E&P) International [member] | Equinor [Member]
Acquisitions [line items]
Ownership interest in joint operation		40.00%
Cobalt's North Platte interest in the Gulf of Mexico [Member] | Exploration & Production (E&P) International [member] | Total [Member]
Acquisitions [line items]
Ownership interest in joint operation		60.00%
Cobalt's North Platte interest in the Gulf of Mexico [Member] | Exploration & Production (E&P) International [member] | Equinor And Total [Member]
Acquisitions [line items]
Total purchase price		$ 339
Roncador field [Member] | Exploration & Production (E&P) International [member]
Acquisitions [line items]
Percentage of share acquired	25.00%			25.00%
Cash consideration	$ 2,133			$ 2,133
Contingent payments	392			$ 392
Increase in property plant and equipment	2,327
Increase in intangible assets	392
Increase in provisions	$ 586